Document and Entity Information Document	May 28, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 28, 2024
Entity Registrant Name	ProAssurance Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-16533
Entity Tax Identification Number	63-1261433
Entity Central Index Key	0001127703
Amendment Flag	false
Entity Address, Address Line One	100 Brookwood Place,
Entity Address, City or Town	Birmingham,
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35209
City Area Code	(205)
Local Phone Number	877-4400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	PRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false